Property And Equipment - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended	102 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Oct. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation	$ 440	$ 440	$ 1,321	$ 503	$ 944	$ 0	$ 944	$ 2,265